Taxation - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets, current
Accruals and other liabilities	¥ 1,553	¥ 886
Total current deferred tax assets	1,553	886
Less: Valuation allowance	(1,553)	(846)
Total current deferred tax assets, net		40
Deferred tax assets, non-current
Tax loss carryforwards	91,866	26,289
Advertising expenses carryforwards	57,701	35,286
Defined benefit liabilities	161
Total non-current deferred tax assets	149,728	61,575
Less: Valuation allowance	(149,572)	(61,575)
Total non-current deferred tax assets, net	156
Deferred tax liabilities, non-current
Intangible assets from business acquisitions	226	380
Total non-current deferred tax liabilities	¥ 226	¥ 380